American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2026

Emerging Markets Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.4%
Argentina — 1.0%
Arcos Dorados Holdings, Inc., Class A	587,931	4,656,413
Vista Energy SAB de CV, ADR(1)	205,467	14,682,672
		19,339,085
Brazil — 4.2%
Banco BTG Pactual SA	980,600	10,382,167
Cury Construtora e Incorporadora SA	1,187,539	7,460,006
Embraer SA, ADR	183,077	13,100,990
NU Holdings Ltd., Class A(1)	900,425	13,101,184
PRIO SA(1)	1,309,500	15,744,681
Raia Drogasil SA	2,031,900	7,666,363
WEG SA	1,196,200	11,554,421
		79,009,812
Chile — 1.0%
Banco de Chile, ADR	477,471	19,628,833
China — 17.9%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	159,303	8,573,062
Alibaba Group Holding Ltd., ADR	352,186	40,156,247
Baidu, Inc., ADR(1)(2)	55,209	5,260,314
China Construction Bank Corp., H Shares	32,909,000	39,781,401
China Resources Land Ltd.	2,577,000	9,854,341
Contemporary Amperex Technology Co. Ltd., Class A	463,110	25,031,981
Foxconn Industrial Internet Co. Ltd., Class A	1,278,351	12,340,856
Han's Laser Technology Industry Group Co. Ltd., Class A	716,300	10,254,668
Industrial & Commercial Bank of China Ltd., H Shares	30,871,740	29,733,919
Innovent Biologics, Inc.(1)	894,500	11,798,337
JCET Group Co. Ltd., Class A	724,600	8,153,380
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,185,280	8,126,519
Midea Group Co. Ltd.(2)	745,900	9,624,491
Montage Technology Co. Ltd., Class A	243,476	7,406,135
NAURA Technology Group Co. Ltd., Class A	103,400	10,764,197
Ping An Insurance Group Co. of China Ltd., H Shares	2,675,500	19,190,176
Sinotruk Hong Kong Ltd.	3,728,000	19,085,965
Tencent Holdings Ltd.	934,100	53,650,194
Zhongji Innolight Co. Ltd., Class A	60,200	7,652,954
		336,439,137
Greece — 1.2%
Piraeus Bank SA(1)	1,830,013	21,773,392
Hong Kong — 1.3%
Galaxy Entertainment Group Ltd.	2,416,000	10,501,837
Hong Kong Exchanges & Clearing Ltd.	240,400	12,997,565
		23,499,402
Hungary — 1.5%
OTP Bank Nyrt	199,730	28,727,698
India — 11.7%
APL Apollo Tubes Ltd.(1)	373,130	8,701,113
Apollo Hospitals Enterprise Ltd.	204,362	19,083,709
Bharti Airtel Ltd.	1,144,061	21,746,971
CG Power & Industrial Solutions Ltd.	974,088	9,363,425
Cummins India Ltd.	266,083	14,250,325

HDFC Bank Ltd.	1,288,692	9,573,690
ICICI Bank Ltd., ADR	603,212	18,313,516
Multi Commodity Exchange of India Ltd.	294,047	10,490,376
Persistent Systems Ltd.	129,029	7,564,277
Phoenix Mills Ltd.	479,638	9,559,700
Radico Khaitan Ltd.	554,737	26,110,696
Reliance Industries Ltd.	727,542	9,749,116
State Bank of India	1,074,731	11,947,476
Torrent Pharmaceuticals Ltd.	476,167	25,346,007
TVS Motor Co. Ltd.	369,512	16,821,945
		218,622,342
Malaysia — 0.9%
RHB Bank Bhd.(2)	7,739,300	16,672,790
Mexico — 1.5%
America Movil SAB de CV, ADR	678,889	15,641,603
Cemex SAB de CV, ADR	1,078,202	11,579,889
		27,221,492
Peru — 1.6%
Cia de Minas Buenaventura SAA, ADR	257,930	8,846,999
Credicorp Ltd.	57,828	21,187,023
		30,034,022
Philippines — 1.4%
International Container Terminal Services, Inc.	1,817,560	25,776,154
Poland — 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	584,940	17,885,978
Russia(3) — 0.0%
Novatek PJSC	1,100,400	1
Saudi Arabia — 1.2%
Al Rajhi Bank	587,116	10,462,964
Rasan Information Technology Co.(1)	355,005	12,918,371
		23,381,335
South Africa — 1.6%
Capitec Ltd.	84,409	24,391,143
MTN Group Ltd.	426,938	5,007,211
		29,398,354
South Korea — 18.4%
Doosan Enerbility Co. Ltd.(1)	132,908	7,961,714
HD Hyundai Electric Co. Ltd.	20,725	11,756,999
HD Hyundai Heavy Industries Co. Ltd.	31,591	10,338,379
KB Financial Group, Inc.	65,601	8,229,240
KIWOOM Securities Co. Ltd.	49,334	9,939,398
Samsung Electro-Mechanics Co. Ltd.	19,632	20,704,384
Samsung Electronics Co. Ltd.	884,943	167,062,082
SK Hynix, Inc.	47,695	57,724,665
SK Square Co. Ltd.(1)	69,856	52,227,364
		345,944,225
Taiwan — 28.1%
ASE Technology Holding Co. Ltd.	1,039,000	19,139,152
Asia Vital Components Co. Ltd.	115,000	12,412,563
ASPEED Technology, Inc.	22,000	11,131,886
Bizlink Holding, Inc.	142,495	9,735,430
Chroma ATE, Inc.	286,000	17,678,156
CTBC Financial Holding Co. Ltd.	5,365,000	10,944,523
Delta Electronics, Inc.	535,000	31,037,894
E.Sun Financial Holding Co. Ltd.	11,319,926	14,186,246

Elite Material Co. Ltd.	140,000	24,186,453
Far EasTone Telecommunications Co. Ltd.(1)	4,582,000	14,586,795
Gold Circuit Electronics Ltd.	339,000	12,437,066
Hiwin Technologies Corp.	834,000	9,199,727
Poya International Co. Ltd.	4,490,000	10,617,243
Taiwan Semiconductor Manufacturing Co. Ltd.	4,063,713	305,395,407
Unimicron Technology Corp.	748,228	23,546,155
		526,234,696
Thailand — 0.7%
PTT Exploration & Production PCL	3,094,600	13,854,862
Turkey — 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,951,864	15,625,521
BIM Birlesik Magazalar AS(2)	1,355,842	11,386,727
		27,012,248
United Arab Emirates — 0.8%
Abu Dhabi Islamic Bank PJSC	2,387,680	14,852,442
TOTAL COMMON STOCKS (Cost $997,153,579)		1,845,308,300
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	148,021	148,021
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,882,514	4,882,514
		5,030,535
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 5/15/28, valued at $32,821,597), at 3.66%, dated 8/31/26, due 9/1/26 (Delivery value $32,181,271)		32,178,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,208,535)		37,208,535
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,034,362,114)		1,882,516,835
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,665,629)
TOTAL NET ASSETS — 100.0%		$1,875,851,206

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	40.8%
Financials	21.7%
Industrials	13.1%
Communication Services	6.4%
Consumer Discretionary	5.3%
Health Care	3.3%
Energy	2.8%
Consumer Staples	2.4%
Materials	1.6%
Real Estate	1.0%
Short-Term Investments	2.0%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,239,972. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,137,543, which includes securities collateral of $11,255,029.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$19,339,085	—	—
Brazil	26,202,174	$52,807,638	—
Chile	19,628,833	—	—
China	45,416,561	291,022,576	—
India	18,313,516	200,308,826	—
Mexico	27,221,492	—	—
Peru	30,034,022	—	—
Other Countries	—	1,115,013,577	—
Short-Term Investments	5,030,535	32,178,000	—
	$191,186,218	$1,691,330,617	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.